THE HENLOPEN FUND

                                QUARTERLY REPORT
                                 MARCH 31, 1998

To My Fellow Shareholders:

The Henlopen Fund's strategy of investing in market-leading growth companies continued to be successful as the Fund appreciated +20.1% during the first quarter of 1998. From a longer perspective, the Fund has produced solid results with 1, 3, and 5 year annualized returns of +55.4%, +31.9% and +23.6%, respectively, for the period ending 3/31/98. Since our inception on 12/2/92, the annualized return is +23.8%.

In our December 1997 Shareholder Report we expressed concern regarding excessive stock valuations and the risks associated with the Asian financial crisis.
While those issues are still relevant, it became apparent to us early in the quarter that several sectors of the stock market continued to offer exciting investment opportunity. The year-end cash position, which was about 27% of the portfolio, was effectively deployed in selected energy, technology, retail and software issues. As investment managers, we rely upon our own independent research and judgement to build and maintain a portfolio of exciting growth companies. We do not try to time the numerous ups and downs of the general stock market. When cash levels in the portfolio increase, as they did in December, it is due to exercising our valuation disciplines with respect to current holdings or our inability to find attractively priced new opportunities. Ideally, these new opportunities will develop into long-term, core portfolio holdings.

Entering the second quarter, the general tenor of the economy and stock market is positive. Modestly rising interest rates and slowing rate of GDP growth will probably effect the pace of earnings in the coming months, yet, the underlying economic and financial structure of the country is quite sound. While problems always exist, so too do opportunities. Our research efforts are aimed at uncovering such opportunities.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President

                       MANAGED BY LANDIS ASSOCIATES, INC.

           COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN THE HENLOPEN FUND, S&P 500 INDEX AND LIPPER GROWTH FUND INDEX

          THE HENLOPEN FUND   S&P 500 INDEX  LIPPER GROWTH FUND INDEX
          -----------------   -------------  ------------------------
12/2/92   $10,000             $10,000        $10,000
12/31/92  $10,010             $10,162        $10,204
3/31/93   $10,821             $10,604        $10,507
6/30/93   $11,562             $10,654        $10,661
9/30/93   $12,450             $10,928        $11,173
12/31/93  $12,999             $11,179        $11,426
3/31/94   $12,760             $10,758        $11,084
6/30/94   $12,126             $10,804        $10,841
9/30/94   $12,853             $11,332        $11,373
12/31/94  $12,644             $11,330        $11,246
3/31/95   $13,583             $12,430        $12,059
6/30/95   $15,494             $13,613        $13,349
9/30/95   $17,819             $14,692        $14,563
12/31/95  $17,453             $15,574        $14,918
3/31/96   $19,233             $16,409        $15,691
6/30/96   $21,442             $17,144        $16,107
9/30/96   $21,024             $17,670        $16,566
12/31/96  $21,182             $19,141        $17,627
3/31/97   $20,072             $19,658        $17,468
6/30/97   $22,519             $23,083        $20,228
9/30/97   $28,095             $24,811        $22,301
12/31/97  $25,971             $25,524        $22,450
3/31/98   $31,183             $29,084        $25,229

*<F1>assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND


                            STATEMENT OF NET ASSETS
                           MARCH 31, 1998 (UNAUDITED)

                             QUOTED
 SHARES                MARKET VALUE (B)<F3>
 ------                ----------------

LONG-TERM INVESTMENTS -- 95.4% (A) <F2>
COMMON STOCKS -- 94.4% (A)<F2>

         APPAREL & SHOES -- 1.2%
 28,000  Ashworth, Inc.             $479,500

         AUTO & TRUCK RELATED -- 1.0%
 18,000  Keystone Automotive
           Industries, Inc.          429,750

         BASIC RESOURCES -- 2.2%
  6,000  Aluminum Co. of America     412,878
  9,000  USG Corporation             487,692
                                   ---------
                                     900,570
         BUSINESS SERVICES -- 2.0%
 24,000  AlphaNet Solutions, Inc.    303,000
 70,000  TeleSpectrum Worldwide Inc. 507,500
                                   ---------
                                     810,500

         COMMUNICATIONS -- 2.1%
  5,000  Cisco Systems Inc.          341,875
  4,000  Lucent Technologies Inc.    511,500
                                   ---------
                                     853,375

         COMPUTER SYSTEMS -- 5.8%
 10,000  Compaq Computer Corp.       258,750
 10,000  EMC Corporation (Mass.)     378,130
 10,000  Sun Microsystems, Inc.      417,190
 70,000  Unisys Corporation        1,330,000
                                   ---------
                                   2,384,070
         DISTRIBUTION -- 1.1%
 32,500  D & K Healthcare
           Resources, Inc.           438,750

         ELECTRONICS/EQUIPMENT
           MANUFACTURING -- 2.6%
 50,000  Checkpoint Systems, Inc.  1,062,500

         ENERGY/SERVICES -- 7.1%
 40,000  AstroPower, Inc.            347,520
  8,000  Cooper Cameron Corp.        483,000
 17,000  Core Laboratories N.V.      414,375
 12,000  Montana Power Company       432,756
  8,000  Smith International, Inc.   440,504
 50,000  Willbros Group, Inc.        821,900
                                   ---------
                                   2,940,055

         FINANCIAL SERVICES -- 13.1%
 20,000  Allied Capital Corporation  553,760
  7,000  First Virginia Banks, Inc.  392,875
  8,000  First Union Corporation
           (N.C.)                    454,000
  5,000  Fleet Financial Group,
           Inc.                      425,315
 10,000  Hambrecht & Quist Group     349,380
  9,000  Markel Corporation        1,556,442
  6,000  Mellon Bank Corporation     381,000
 60,000  Philadelphia Consolidated
           Holding Corporation     1,290,000
                                   ---------
                                   5,402,772

         FOOD & BEVERAGES -- 0.8%
 10,000  Smithfield Foods, Inc.      345,000

         HEALTHCARE PRODUCTS -- 12.5%
 35,000  Columbia Laboratories,
           Inc.                      483,455
 40,000  Endosonics Corporation      415,000
100,000  IGEN International, Inc   4,237,500
                                   ---------
                                   5,135,955

         LEISURE/ENTERTAINMENT -- 7.4%
 25,000  Dover Downs Entertainment,
           Inc.                      737,500
 45,375  Steiner Leisure Ltd.      2,305,640
                                   ---------
                                   3,043,140

         MISCELLANEOUS MANUFACTURING -- 8.5%
 42,200  AIM Safety Company, Inc.    446,096
 35,800  Applied Films Corporation   331,150
 55,000  Argus Holdings, Inc.        880,000
 30,000  Harmon Industries, Inc.     611,250
 35,000  Morrison Knudsen
           Corporation               391,580
 15,000  MotivePower Industries,
           Inc.                      414,375
 15,000  Westinghouse Air Brake
           Company                   445,320
                                  ----------
                                   3,519,771

         PHARMACEUTICALS -- 1.0%
  4,000  Pfizer Inc.                 398,752

         RESTAURANTS -- 2.0%
 19,500  Logan's Roadhouse, Inc.     441,187
 70,000  Pizza Inn, Inc.             378,420
                                   ---------
                                     819,607

         RETAILING -- 1.4%
  9,000  Family Dollar Stores, Inc.  342,000
 40,000  The Sportsmans Guide, Inc.  240,000
                                   ---------
                                     582,000

         SEMICONDUCTORS/RELATED -- 9.9%
 10,000  Applied Materials, Inc.     353,130
  5,000  ASM Lithography Holding
           N.V.                      462,190
 15,000  Asyst Technologies, Inc.    348,750
  8,000  Du Pont Photomasks, Inc.    346,000
 20,000  Electroglas, Inc.           320,000
 40,000  Integrated Circuit
           Systems, Inc.             837,520
  9,000  KLA-Tencor Corp.            344,250
 15,000  Kulicke & Soffa
           Industries, Inc.          326,250
  9,000  Teradyne, Inc.              360,567
 10,000  Xilinx, Inc.                374,380
                                   ---------
                                   4,073,037

         SOFTWARE & RELATED SERVICES -- 9.7%
 77,500  Alydaar Software
           Corporation             1,361,133
 44,000  ANSYS, Inc.                 440,000
250,000  Communication Intelligence
           Corporation               273,500
 40,000  CyberGuard Corporation      380,000
  5,000  Excite, Inc.                254,690
  6,000  Lycos, Inc.                 265,500
  7,500  ONSALE, Inc.                232,500
 11,000  Sterling Commerce, Inc.     510,125
  3,000  Yahoo! Inc.                 277,314
                                   ---------
                                   3,994,762

         SPECIALTY CHEMICALS -- 0.6%
 24,000  CFC International, Inc.    $264,000

         TRANSPORTATION -- 2.4%
 20,000  International Shipholding
           Corporation               338,760
100,000  RailAmerica, Inc.           668,800
                                  ----------
                                   1,007,560
                                  ----------
            Total common stocks   38,885,426
                                  ----------
REITS-- 1.0% (A) <F2>
 28,000  Imperial Credit Commercial
           Mortgage Investment Corp. 420,000
                                  ----------
            Total long-term
              investments         39,305,426
                                  ----------

                                   PRINCIPAL
                                     AMOUNT
SHORT-TERM INVESTMENTS -- 6.1% (A)<F2>
         VARIABLE RATE DEMAND NOTES
$2,511,585 General Mills, Inc.     2,511,585
                                  ----------
            Total investments     41,817,011

         Liabilities, less cash
           and receivables
           (1.5%) (A) <F2>          (606,955)
                                 -----------
            NET ASSETS           $41,210,056
                                 -----------
                                 -----------
         Net Asset Value Per
           Share (No par value,
           unlimited shares
           authorized), offering
           and redemption price
           ($41,210,056 / 2,319,523
           shares outstanding)        $17.77
                                  ----------
                                  ----------

(a)  Percentages for the various classifications relate to net assets.

(b) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

          ROBERT J. FAHEY, JR.                         MICHAEL L. HERSHEY
Director of Real Estate Investment Banking     Chairman, Landis Associates, Inc.
Cushman & Wakefield of Pennsylvania, Inc.          Kennett Square, Pennsylvania
       Philadelphia, Pennsylvania

        STEPHEN L. HERSHEY, M.D.                    P. COLEMAN TOWNSEND, JR.
               President,                        President/CEO, Townsends, Inc.
First State Orthopaedic Consultants, P.A.             Wilmington, Delaware
            Newark, Delaware


           Investment Adviser                       Independent Accountants
        LANDIS ASSOCIATES, INC.                       PRICE WATERHOUSE LLP

       Custodian, Transfer Agent                         Legal Counsel
         FIRSTAR TRUST COMPANY                           FOLEY & LARDNER

                               THE HENLOPEN FUND
                           LONGWOOD CORPORATE CENTER
                                   SUITE 213
                               415 MCFARLAN ROAD
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)

         This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.